SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options to purchase shares granted in February 2010
Earnings per share
Options to purchase shares included in the computation of diluted earnings per share (in shares)	13,323	14,222
Options to purchase shares granted in February 2011
Earnings per share
Options to purchase shares included in the computation of diluted earnings per share (in shares)	14,761
Options to purchase shares not included in the computation of diluted earnings per share (in shares)		15,661
Options to purchase shares granted in February 2012
Earnings per share
Options to purchase shares included in the computation of diluted earnings per share (in shares)	12,597